Stock option plan (Details 3) (1998, 2009 and 2013 Plans, USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
1998, 2009 and 2013 Plans
Additional disclosures
Unrecognized compensation cost	$ 21,000,000	$ 2,200,000
Weighted average remaining service period for recognition of unrecognized compensation cost	2 years 3 months 11 days